CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Common stock cash dividends (in Dollars per share)	$ 0.4	$ 0.4	$ 0.4
Foreign currency translation adjustments, net of income taxes	$ 1.1	$ (1.2)	$ (1.6)
Derivatives designated as hedges, net of income taxes	1.9	(4.6)	(2.0)
Pension and other post-retirement liability adjustments, net of income taxes	$ 0.4	$ (4.6)	(5.5)
Purchase of convertible bond hedge, net of income tax			$ 17.1